General information	6 Months Ended
Jun. 30, 2020
General information [Abstract]
General information
1	General information

1.1	General information
Tencent Music Entertainment Group (the “Company” or “TME”), formerly known as China Music Corporation (“CMC”), was incorporated under the laws of the Cayman Islands on June 6, 2012 as an exempted company with limited liability under the Companies Law (2010 Revision) of the Cayman Islands. The address of its registered office is Cricket Square, P.O. Box 2582, Grand Cayman
KY1-1112,
Cayman Islands. The Company is controlled by Tencent Holdings Limited (“Tencent”), a company incorporated in the Cayman Islands with limited liability and the shares of Tencent are listed on the Main Board of The Stock Exchange of Hong Kong Limited. The Company’s American Depositary Shares (“ADSs”) have been listed on the New York Stock Exchange since December 12, 2018. Each ADS of the Company represents two ordinary shares.
The Company, its subsidiaries, its controlled structured entities (“Structured Entities”, “Variable Interest Entities” or “VIEs”) and their subsidiaries (“Subsidiaries of VIEs”) are collectively referred to as the “Group”. The Group is principally engaged in operating online music entertainment platforms to provide music streaming, online karaoke and live streaming services in the People’s Republic of China (“PRC”). The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned subsidiaries, VIEs and subsidiaries of VIEs in the PRC.
The condensed consolidated interim financial information comprises the consolidated balance sheet as of June 30, 2020, the related condensed consolidated income statement, the condensed consolidated statement of comprehensive income, the condensed consolidated statement of changes in equity and the condensed consolidated statement of cash flows for the six months then ended, and a summary of significant accounting policies and other explanatory notes (the “Interim Financial Information”). The Interim Financial Information is presented in Renminbi (“RMB”), unless otherwise stated. The Interim Financial Information has not been audited.

1.2	Significant events and transactions

(a)	Coronavirus pandemic (“Pandemic”)
The outbreak of the Pandemic during the six months ended June 30, 2020 has caused temporary decrease in the levels of activities of the users and performers of the Group’s online platforms and negatively affected the operation of the Group to certain extent.
In preparing this Interim Financial Information, the Group has taken into the account the increased risks caused by the Pandemic and considered that there was no significant adverse impact on the Group’s results and financial position. The Group will keep continuous attention to the situation of the Pandemic and react proactively to its impacts on the operation and financial position of the Group.

(b)	Investment in Universal Music Group (“UMG”)
In March 2020, the Group completed the investment of 9.94% equity interest in a consortium, Concerto Partners LLC (”Concerto”), which was led by Tencent to acquire a 10% equity stake in Universal Music Group (“UMG”), for an investment consideration of EUR200 million (equivalent to approximately RMB1,531 million). This investment is accounted for as an investment in an associate (Note 13).
Pursuant to the terms of the transaction documents, the Group was also granted with an option to acquire a minority equity stake in UMG’s Greater China business at terms and conditions subject to separate negotiation.